THE ADVISORS’ INNER CIRCLE FUND III	NICHOLAS PARTNERS
SMALL CAP GROWTH FUND
DECEMBER 31,2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK** — 97.5%	Shares	Value

Communication Services — 1.4%
Sphere Entertainment *	20,818	$1,979,375

Consumer Discretionary — 11.0%
Abercrombie & Fitch, Cl A *	25,287	3,182,875
Boot Barn Holdings *	7,264	1,281,878
Norwegian Cruise Line Holdings *	87,165	1,945,523
Patrick Industries	9,269	1,005,038
Rush Street Interactive *	82,063	1,594,484
Steven Madden	80,465	3,350,563
Wingstop	10,564	2,519,408
Wolverine World Wide	45,509	825,988
		15,705,757
Energy — 3.2%
Centrus Energy, Cl A *	3,779	917,390
Par Pacific Holdings *	73,812	2,593,754
Uranium Energy *	88,323	1,031,612
		4,542,756
Financials — 7.8%
LendingClub *	109,669	2,077,131
Piper Sandler	8,972	3,047,878
Seacoast Banking Corp of Florida	39,684	1,246,871
Western Alliance Bancorp	19,057	1,602,122
Wintrust Financial	22,512	3,147,628
		11,121,630
Health Care — 25.9%
Abivax ADR *	11,757	1,585,490
Apogee Therapeutics *	14,962	1,129,332
Arcus Biosciences *	28,556	680,489
Axsome Therapeutics *	10,770	1,967,033
Bridgebio Pharma *	43,183	3,303,068
Cogent Biosciences *	36,255	1,287,778
Cytokinetics *	12,811	814,011
Disc Medicine, Cl A *	9,145	726,204
Fulcrum Therapeutics *	29,477	333,385
Guardant Health *	17,221	1,758,953
Ideaya Biosciences *	26,305	909,364
Insmed *	23,487	4,087,677
Kymera Therapeutics *	10,649	828,599
Mirum Pharmaceuticals *	30,393	2,400,743
Newamsterdam Pharma *	43,567	1,528,330
Nuvalent, Cl A *	24,289	2,443,231
Olema Pharmaceuticals *	12,800	320,000

THE ADVISORS’ INNER CIRCLE FUND III	NICHOLAS PARTNERS
SMALL CAP GROWTH FUND
DECEMBER 31,2025 (Unaudited)

COMMON STOCK** — continued	Shares	Value

Health Care — continued
Revolution Medicines *	54,310	$4,325,791
Rhythm Pharmaceuticals *	6,414	686,555
Roivant Sciences *	50,663	1,099,387
Terns Pharmaceuticals *	27,266	1,101,546
Vera Therapeutics, Cl A *	27,418	1,388,448
Viridian Therapeutics *	13,615	423,699
Xenon Pharmaceuticals *	41,400	1,855,548
		36,984,661
Industrials — 25.6%
Bloom Energy, Cl A *	20,769	1,804,619
BWX Technologies	34,282	5,925,301
Carpenter Technology	7,227	2,275,349
Construction Partners, Cl A *	18,597	2,018,704
Crane	6,031	1,112,297
Embraer ADR	57,592	3,707,197
FTAI Aviation	12,185	2,398,617
GATX	4,352	738,099
Graham *	5,648	362,771
JBT Marel	4,640	699,109
Joby Aviation *	80,422	1,061,570
Kratos Defense & Security Solutions *	52,428	3,979,810
Modine Manufacturing *	12,038	1,607,193
Planet Labs PBC *	77,568	1,529,641
Powell Industries	3,549	1,131,350
Rocket Lab USA *	32,163	2,243,691
SkyWest *	21,848	2,193,758
TFI International	17,852	1,845,004
		36,634,080
Information Technology — 17.6%
Appfolio, Cl A *	7,486	1,741,618
Applied Digital *	19,978	489,861
Astera Labs *	7,808	1,298,939
Core Scientific *	21,367	311,103
Credo Technology Group Holding *	13,586	1,954,889
Fabrinet *	5,424	2,469,439
Lattice Semiconductor *	27,625	2,032,647
MACOM Technology Solutions Holdings *	12,458	2,133,806
Mirion Technologies, Cl A *	111,373	2,608,356
Nova *	3,962	1,301,081
Onto Innovation *	4,544	717,316
OSI Systems *	9,279	2,366,702
Rambus *	9,871	907,046

THE ADVISORS’ INNER CIRCLE FUND III	NICHOLAS PARTNERS
SMALL CAP GROWTH FUND
DECEMBER 31,2025 (Unaudited)

COMMON STOCK** — continued	Shares	Value

Information Technology — continued
Sanmina *	4,715	$707,580
Semtech *	12,141	894,670
SiTime *	3,854	1,361,194
Terawulf *	44,242	508,341
Viavi Solutions *	23,669	421,782
Zeta Global Holdings, Cl A *	44,454	904,639
		25,131,009
Materials — 1.2%
Century Aluminum *	45,398	1,778,694

Real Estate — 3.1%
Cushman & Wakefield *	83,661	1,354,471
Tanger ‡	93,686	3,126,302
		4,480,773
Utilities — 0.7%
Oklo, Cl A *	3,165	227,121
Ormat Technologies	6,726	743,021
		970,142
Total Common Stock
(Cost $96,747,562)		139,328,877

EXCHANGE TRADED FUND — 2.1%

Domestic Equity — 2.1%
iShares Russell 2000 Growth ETF	9,430	3,045,984
Total Exchange-Traded Fund
(Cost $3,086,031)		3,045,984
Total Investments - 99.6%
(Cost $99,833,593)		$142,374,861

Percentages are based on Net Assets of $142,909,983.

*	Non-income producing security.

**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

NIC-QH-001-1400